FIRST AMERICAN INVESTMENT FUNDS, INC.

                       CLASS A, CLASS B AND CLASS C SHARES

              Supplement dated February 28, 2002 to the Prospectus
                             dated January 28, 2002

       THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002.
      THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
         TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548

Effective February 28, 2002, the Fees and Expenses section of the First American Investment Funds, Inc. Prospectus relating to Science and Technology Fund and Technology Fund will be amended as follows. The following Example will replace the Example found in the funds' current prospectus.

                            SCIENCE & TECHNOLOGY FUND

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                     CLASS B                   CLASS B                CLASS C                   CLASS C
                         assuming redemption    assuming no redemption    assuming redemption    assuming no redemption
              CLASS A  at end of each period     at end of each period  at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------

 1 year          $668                   $701                      $201                   $399                      $299
 3 years       $1,003                 $1,108                      $708                   $801                      $801
 5 years       $1,361                 $1,442                    $1,242                 $1,330                    $1,330
10 years       $2,366                 $2,514                    $2,514                 $2,776                    $2,776


                                 TECHNOLOGY FUND

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                     CLASS B                   CLASS B                CLASS C                   CLASS C
                         assuming redemption    assuming no redemption    assuming redemption    assuming no redemption
              CLASS A  at end of each period     at end of each period  at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------

 1 year          $668                   $701                      $201                   $399                      $299
 3 years         $988                 $1,092                      $692                   $785                      $785
 5 years       $1,329                 $1,410                    $1,210                 $1,298                    $1,298
10 years       $2,291                 $2,440                    $2,440                 $2,704                    $2,704


First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment adviser to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

SEC file number:  811-05309


--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                                 CLASS S SHARES

              Supplement dated February 28, 2002 to the Prospectus
                             dated January 28, 2002

       THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
        TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548

Effective February 28, 2002, the Fees and Expenses section of the First American Investment Funds, Inc. Prospectus relating to Science and Technology Fund and Technology Fund will be amended as follows. The following Example will replace the Example found in the funds' current prospectus.

                            SCIENCE & TECHNOLOGY FUND

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 1 year                                                                    $125
 3 years                                                                   $480
 5 years                                                                   $858
10 years                                                                 $1,922


                                 TECHNOLOGY FUND

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


 1 year                                                                    $125
 3 years                                                                   $463
 5 years                                                                   $825
10 years                                                                 $1,843


First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment adviser to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

SEC file number:  811-05309


--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                                 CLASS Y SHARES

              Supplement dated February 28, 2002 to the Prospectus
                             dated January 28, 2002

       THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
        TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548

Effective February 28, 2002, the Fees and Expenses section of the First American Investment Funds, Inc. Prospectus relating to Science and Technology Fund and Technology Fund will be amended as follows. The following Example will replace the Example found in the funds' current prospectus.

                            SCIENCE & TECHNOLOGY FUND

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


 1 year                                                                     $100
 3 years                                                                    $402
 5 years                                                                    $727
10 years                                                                  $1,647

                                 TECHNOLOGY FUND

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


 1 year                                                                     $100
 3 years                                                                    $386
 5 years                                                                    $693
10 years                                                                  $1,566



First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment adviser to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

SEC file number:  811-05309


--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------